FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985
                                   ----------

                         TEMPLETON EMERGING MARKETS FUND
                        ---------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                    ------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period: 05/31/09
                         ---------


ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Emerging Markets Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2009

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................    6

                   (FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

TEMPLETON EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                                   INDUSTRY                     SHARES         VALUE
                                                   ----------------------------------------   ----------   ------------
   COMMON STOCKS 80.5%
   AUSTRIA 1.4%
   OMV AG ......................................           Oil, Gas & Consumable Fuels            89,020   $  3,606,426
                                                                                                           ------------

   BRAZIL 3.8%
   Itau Unibanco Holding SA, ADR ...............                Commercial Banks                 605,485      9,718,034
                                                                                                           ------------

   CHINA 17.6%
   Aluminum Corp. of China Ltd., H .............                 Metals & Mining               9,792,000      9,385,081
(a) Brilliance China Automotive Holdings Ltd. ..                   Automobiles                32,040,000      3,058,455
   China Petroleum and Chemical Corp., H .......           Oil, Gas & Consumable Fuels         7,136,000      5,725,627
   Chiwan Wharf Holdings Ltd., B ...............          Transportation Infrastructure        1,918,967      2,156,073
   Denway Motors Ltd. ..........................                   Automobiles                22,188,730     10,704,882
   PetroChina Co. Ltd., H ......................           Oil, Gas & Consumable Fuels        11,688,000     13,403,549
   Win Hanverky Holdings Ltd. ..................        Textiles, Apparel & Luxury Goods       8,590,000        731,333
                                                                                                           ------------
                                                                                                             45,165,000
                                                                                                           ------------

   HONG KONG 4.9%
   Dairy Farm International Holdings Ltd. ......            Food & Staples Retailing           1,658,100      8,953,740
   Victory City International Holdings Ltd. ....        Textiles, Apparel & Luxury Goods      28,152,000      2,868,892
   VTech Holdings Ltd. .........................            Communications Equipment             126,500        659,249
                                                                                                           ------------
                                                                                                             12,481,881
                                                                                                           ------------
   HUNGARY 0.9%
   MOL Hungarian Oil and Gas Nyrt. .............           Oil, Gas & Consumable Fuels            36,075      2,237,899
                                                                                                           ------------

   INDIA 10.1%
   National Aluminium Co. Ltd. .................                 Metals & Mining                 665,030      5,001,839
   Oil & Natural Gas Corp. Ltd. ................           Oil, Gas & Consumable Fuels           270,795      6,757,806
   Sesa Goa Ltd. ...............................                 Metals & Mining               2,716,280      9,569,238
   Tata Consultancy Services Ltd. ..............                   IT Services                   308,800      4,585,798
                                                                                                           ------------
                                                                                                             25,914,681
                                                                                                           ------------

   INDONESIA 3.7%
   PT Astra International Tbk ..................                   Automobiles                 2,195,000      4,436,929
   PT Bank Central Asia Tbk ....................                Commercial Banks              15,134,500      4,963,940
                                                                                                           ------------
                                                                                                              9,400,869
                                                                                                           ------------

   MEXICO 1.7%
   Wal-Mart de Mexico SAB de CV, V .............            Food & Staples Retailing           1,511,000      4,454,187
                                                                                                           ------------

   PAKISTAN 1.2%
(a) Faysal Bank Ltd. ...........................                Commercial Banks               7,708,220      1,028,396
   MCB Bank Ltd. ...............................                Commercial Banks                 971,245      1,940,095
                                                                                                           ------------
                                                                                                              2,968,491
                                                                                                           ------------

   RUSSIA 8.7%
   Gazprom, ADR ................................           Oil, Gas & Consumable Fuels           241,722      5,595,864
   LUKOIL Holdings, ADR ........................           Oil, Gas & Consumable Fuels           101,006      5,328,066
   LUKOIL Holdings, ADR (London Exchange) ......           Oil, Gas & Consumable Fuels            36,510      1,938,681
(a) Mining and Metallurgical Co. Norilsk
    Nickel .....................................                 Metals & Mining                  44,679      4,981,709
(a) Mobile TeleSystems, ADR ....................       Wireless Telecommunication Services        77,300      3,207,177
   OAO TMK .....................................           Energy Equipment & Services           660,934      1,361,866
                                                                                                           ------------
                                                                                                             22,413,363
                                                                                                           ------------


                     Quarterly Statement of Investments | 3

Templeton Emerging Markets Fund

                                                                   INDUSTRY                     SHARES         VALUE
                                                   ----------------------------------------   ----------   ------------
COMMON STOCKS (CONTINUED)
SOUTH AFRICA 0.2%
Impala Platinum Holdings Ltd. ..................                Metals & Mining                   18,800   $    456,058
                                                                                                           ------------

SOUTH KOREA 6.8%
Avista Inc. ....................................       Textiles, Apparel & Luxury Goods          274,480      1,308,866
Hyundai Development Co. ........................          Construction & Engineering             165,470      5,365,528
Neopharm Co. Ltd. ..............................               Personal Products                 302,793      1,492,006
SK Energy Co. Ltd. .............................          Oil, Gas & Consumable Fuels            109,364      9,213,260
                                                                                                           ------------
                                                                                                             17,379,660
                                                                                                           ------------

TAIWAN 2.2%
MediaTek Inc. ..................................   Semiconductors & Semiconductor Equipment      454,194      5,573,787
                                                                                                           ------------

THAILAND 8.3%
Amata Corp. Public Co. Ltd., fgn. ..............     Real Estate Management & Development      7,206,800      1,029,243
Hemaraj Land and Development Public Co.
   Ltd., fgn. ..................................     Real Estate Management & Development     29,653,100        553,133
Kasikornbank Public Co. Ltd., fgn. .............               Commercial Banks                2,251,200      3,838,391
Kiatnakin Bank Public Co. Ltd., fgn. ...........               Consumer Finance                7,554,400      3,699,036
Land and Houses Public Co. Ltd., fgn. ..........     Real Estate Management & Development      8,514,132      1,352,434
PTT Exploration and Production Public Co.
   Ltd., fgn. ..................................          Oil, Gas & Consumable Fuels          1,226,600      4,665,442
PTT Public Co. Ltd., fgn. . ....................          Oil, Gas & Consumable Fuels            578,000      3,706,208
Siam Cement Public Co. Ltd., fgn. ..............            Construction Materials               608,620      2,341,528
                                                                                                           ------------
                                                                                                             21,185,415
                                                                                                           ------------

TURKEY 6.9%
Akbank TAS .....................................               Commercial Banks                2,952,231     12,387,789
Tupras-Turkiye Petrol Rafinerileri AS ..........          Oil, Gas & Consumable Fuels            427,186      5,335,830
                                                                                                           ------------
                                                                                                             17,723,619
                                                                                                           ------------

UNITED KINGDOM 2.1%
Anglo American PLC . ...........................                Metals & Mining                  189,200      5,450,320
                                                                                                           ------------
TOTAL COMMON STOCKS
   (COST $ 184,660,510) ........................                                                            206,129,690
                                                                                                           ------------
PREFERRED STOCKS 19.0%
BRAZIL 19.0%
Banco Bradesco SA, ADR, pfd. ...................               Commercial Banks                  624,222      9,531,870
Petroleo Brasileiro SA, ADR, pfd. ..............          Oil, Gas & Consumable Fuels            670,320     23,441,090
Vale SA, ADR, pfd., A ..........................                Metals & Mining                  966,300     15,683,049
                                                                                                           ------------
TOTAL PREFERRED STOCKS
   (COST $18,224,142) ..........................                                                             48,656,009
                                                                                                           ------------
TOTAL INVESTMENTS BEFORE SHORT TERM
   INVESTMENTS (COST $202,884,652) .............                                                            254,785,699
                                                                                                           ------------


                     4 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

                                                SHARES        VALUE
                                              ---------   ------------
   SHORT TERM INVESTMENTS
   (COST $1,420,653) 0.6%
   MONEY MARKET FUNDS 0.6%
   UNITED STATES 0.6%
(b) Institutional Fiduciary Trust
   Money Market
   Portfolio, 0.02% .......................   1,420,653   $  1,420,653
                                                          ------------
   TOTAL INVESTMENTS (COST $204,305,305)
      100.1% ..............................                256,206,352
   OTHER ASSETS, LESS LIABILITIES (0.1)% ..                   (270,585)
                                                          ------------
   NET ASSETS 100.0% ......................               $255,935,767
                                                          ============

See Abbreviations on page 8.

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by anaffiliate of the Fund's investment manager. The rate shown is the annualizedseven-day yield at period end.

                       Quarterly Statement of Investments


                   See Notes to Statement of Investments. | 5

Templeton Emerging Markets Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     6 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

3. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................   $205,506,617
                                                    ------------

Unrealized appreciation .........................   $ 78,932,930
Unrealized depreciation .........................    (28,233,195)
                                                    ------------
Net unrealized appreciation (depreciation) ......   $ 50,699,735
                                                    ============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At May 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.


                     Quarterly Statement of Investments | 7

Templeton Emerging Markets Fund

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     8 | Quarterly Statement of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND


By /s/LAURA F. FERGERSON
   -------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
   -------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

By /s/MARK H. OTANI
  --------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009